UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08014
Dividend Builder Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Dividend Builder Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Aerospace & Defense — 1.4%

General Dynamics Corp.	340,000	$18,832,600

		$18,832,600

Beverages — 0.6%

PepsiCo, Inc.	150,000	$8,244,000

		$8,244,000

Capital Markets — 2.5%

Goldman Sachs Group, Inc.(1)	140,000	$20,641,600
Northern Trust Corp.(1)	220,000	11,809,600

		$32,451,200

Chemicals — 1.6%

Monsanto Co.	155,000	$11,522,700
Potash Corp. of Saskatchewan, Inc.	100,000	9,305,000

		$20,827,700

Commercial Banks — 3.3%

PNC Financial Services Group, Inc.(1)	425,000	$16,494,250
U.S. Bancorp(1)	191,113	3,424,745
Wells Fargo & Co.(1)	961,672	23,330,163

		$43,249,158

Commercial Services & Supplies — 0.5%

Waste Management, Inc.(1)	250,000	$7,040,000

		$7,040,000

Communications Equipment — 2.6%

QUALCOMM, Inc.	550,000	$24,860,000
Telefonaktiebolaget LM Ericsson	1,000,000	9,851,426

		$34,711,426

Computers & Peripherals — 4.5%

Apple, Inc.(2)	60,000	$8,545,800
Hewlett-Packard Co.	600,000	23,190,000
International Business Machines Corp.	260,000	27,149,200

		$58,885,000

Construction & Engineering — 0.5%

Fluor Corp.(1)	125,000	$6,411,250

		$6,411,250

Consumer Finance — 1.2%

Capital One Financial Corp.(1)	250,000	$5,470,000
Discover Financial Services(1)	1,000,000	10,270,000

		$15,740,000

Diversified Financial Services — 1.8%

Bank of America Corp.(1)	1,850,000	$24,420,000

		$24,420,000

Diversified Telecommunication Services — 9.0%

AT&T, Inc.	991,750	$24,635,070
BCE, Inc.(1)	725,000	14,978,500
Deutsche Telekom AG	500,000	5,911,239
Koninklijke KPN NV	1,700,000	23,456,039
Nippon Telegraph & Telephone Corp. ADR	400,000	8,140,000
Telefonica 02 Czech Republic AS	750,000	17,080,941
Verizon Communications, Inc.	800,000	24,584,000

		$118,785,789

Electric Utilities — 5.5%

American Electric Power Co., Inc.(1)	505,000	$14,589,450
Enel SpA	3,800,000	18,551,224
Fortum Oyj	458,694	10,455,069
FPL Group, Inc.(1)	100,000	5,686,000
ITC Holdings Corp.(1)	149,999	6,803,954
Scottish and Southern Energy PLC	500,000	9,407,123
Terna Rete Elettrica Nazionale SPA	2,000,000	6,670,175

		$72,162,995

Energy Equipment & Services — 3.6%

Diamond Offshore Drilling, Inc.(1)	275,000	$22,838,750
Technip SA	500,000	24,654,976

		$47,493,726

Food & Staples Retailing — 1.6%

Wal-Mart Stores, Inc.	450,000	$21,798,000

		$21,798,000

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food Products — 1.7%

Nestle SA	600,000	$22,655,063

		$22,655,063

Health Care Equipment & Supplies — 4.4%

Baxter International, Inc.	225,000	$11,916,000
Becton, Dickinson and Co.	360,000	25,671,600
Boston Scientific Corp.(1)(2)	800,000	8,112,000
Covidien, Ltd.(1)	325,000	12,168,000

		$57,867,600

Health Care Providers & Services — 0.8%

UnitedHealth Group, Inc.(1)	400,000	$9,992,000

		$9,992,000

Hotels, Restaurants & Leisure — 1.7%

McDonald’s Corp.	400,000	$22,996,000

		$22,996,000

Household Products — 0.4%

Procter & Gamble Co.	100,000	$5,110,000

		$5,110,000

Independent Power Producers & Energy Traders — 2.7%

Constellation Energy Group, Inc.(1)	525,000	$13,954,500
International Power PLC	2,000,000	7,855,644
NRG Energy, Inc.(1)(2)	550,000	14,278,000

		$36,088,144

Insurance — 3.9%

AXA SA	400,000	$7,570,741
MetLife, Inc.(1)	320,000	9,603,200
Prudential Financial, Inc.(1)	576,304	21,450,035
Travelers Companies, Inc. (The)(1)	300,000	12,312,000

		$50,935,976

IT Services — 2.0%

MasterCard, Inc., Class A(1)	80,000	$13,384,800
Western Union Co.	800,000	13,120,000

		$26,504,800

Media — 0.7%

Vivendi SA	370,000	$8,881,391

		$8,881,391

Metals & Mining — 2.6%

BHP Billiton, Ltd. ADR(1)	450,000	$24,628,500
Goldcorp, Inc.	300,000	10,425,000

		$35,053,500

Multi-Utilities — 6.7%

CMS Energy Corp.(1)	1,700,000	$20,536,000
GDF Suez	200,000	7,486,414
GDF Suez ADR(1)	568,179	21,278,304
National Grid PLC	490,000	4,421,617
PG&E Corp.(1)	600,000	23,064,000
Public Service Enterprise Group, Inc.	350,000	11,420,500

		$88,206,835

Oil, Gas & Consumable Fuels — 9.1%

Anadarko Petroleum Corp.(1)	300,000	$13,617,000
Apache Corp.	180,000	12,987,000
Chevron Corp.	315,000	20,868,750
Exxon Mobil Corp.	225,000	15,729,750
Occidental Petroleum Corp.	269,000	17,702,890
Petroleo Brasileiro SA ADR	300,000	12,294,000
Southwestern Energy Co.(1)(2)	290,000	11,266,500
Total SA ADR(1)	300,000	16,269,000

		$120,734,890

Personal Products — 0.5%

Avon Products, Inc.(1)	250,000	$6,445,000

		$6,445,000

Pharmaceuticals — 5.3%

Sanofi-Aventis SA	300,000	$17,726,827
Teva Pharmaceutical Industries, Ltd. ADR(1)	625,000	30,837,500
Wyeth	465,000	21,106,350

		$69,670,677

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 1.2%

AvalonBay Communities, Inc.(1)	135,000	$7,551,900
Boston Properties, Inc.(1)	100,000	4,770,000
Host Hotels & Resorts, Inc.(1)	500,000	4,195,000

		$16,516,900

Semiconductors & Semiconductor Equipment — 5.9%

Analog Devices, Inc.	500,000	$12,390,000
Intel Corp.	1,500,000	24,825,000
Maxim Integrated Products, Inc.(1)	850,000	13,336,500
NVIDIA Corp.(1)(2)	1,125,000	12,701,250
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	1,600,000	15,056,000

		$78,308,750

Software — 0.9%

Oracle Corp.(1)	550,000	$11,781,000

		$11,781,000

Specialty Retail — 3.3%

Best Buy Co., Inc.(1)	325,000	$10,884,250
Gap, Inc. (The)(1)	1,300,000	21,320,000
Home Depot, Inc.(1)	500,000	11,815,000

		$44,019,250

Wireless Telecommunication Services — 4.7%

America Movil SAB de CV ADR	225,000	$8,712,000
Philippine Long Distance Telephone Co. ADR	225,000	11,187,000
Rogers Communications, Inc., Class B	250,000	6,437,500
Sprint Nextel Corp.(1)(2)	1,000,000	4,810,000
Vodafone Group PLC ADR(1)	1,575,000	30,696,750

		$61,843,250

Total Common Stocks
(identified cost $1,212,357,454)		$1,304,663,870

Short-Term Investments — 25.5%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(3)	$6,041	$6,040,767
Eaton Vance Cash Collateral Fund, LLC, 0.58%(3)(4)	330,246	330,245,763

Total Short-Term Investments
(identified cost $336,286,530)		$336,286,530

Total Investments — 124.2%
(identified cost $1,548,643,984)		$1,640,950,400

Other Assets, Less Liabilities — (24.2)%		$(319,711,641)

Net Assets — 100.0%		$1,321,238,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depository Receipt

(1)	All or a portion of this security was on loan at June 30, 2009.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	79.4%	$1,048,713,961
France	5.0	66,320,349
Canada	3.1	41,146,000
Italy	1.9	25,221,399
Netherlands	1.8	23,456,039
Switzerland	1.7	22,655,063
United Kingdom	1.7	21,684,384
Czech Republic	1.3	17,080,941
Ireland	0.9	12,168,000
Finland	0.8	10,455,069
Sweden	0.7	9,851,426
Germany	0.4	5,911,239

Long-Term Investments	98.7%	$1,304,663,870

Short-Term Investments		$336,286,530

Total Investments		$1,640,950,400

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Unaffiliated investments, at value including $320,236,378 of securities on loan (identified cost, $1,212,357,454)	$1,304,663,870
Affiliated investments, at value (identified cost, $336,286,530)	336,286,530
Dividends receivable	3,054,483
Interest receivable from affiliated investment	36
Receivable for investments sold	22,575,350
Securities lending income receivable	24,181
Tax reclaims receivable	526,539

Total assets	$1,667,130,989

Liabilities

Collateral for securities loaned	$330,245,763
Payable for investments purchased	14,767,817
Payable to affiliates:
Investment adviser fee	711,969
Trustees’ fees	12,625
Accrued expenses	154,056

Total liabilities	$345,892,230

Net Assets applicable to investors interest in Portfolio	$1,321,238,759

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,228,942,630
Net unrealized appreciation	92,296,129

Total	$1,321,238,759

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $2,285,028)	$26,563,989
Securities lending income, net	444,324
Interest income allocated from affiliated investment	104,053
Expenses allocated from affiliated investment	(80,648)

Total investment income	$27,031,718

Expenses

Investment adviser fee	$4,009,841
Trustees’ fees and expenses	22,462
Custodian fee	194,369
Legal and accounting services	30,939
Miscellaneous	50,493

Total expenses	$4,308,104

Net investment income	$22,723,614

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(235,648,818)
Investment transactions allocated from affiliated investment	303,986
Foreign currency transactions	(336,534)

Net realized loss	$(235,681,366)

Change in unrealized appreciation (depreciation) —
Investments	$116,973,635
Foreign currency	16,379

Net change in unrealized appreciation (depreciation)	$116,990,014

Net realized and unrealized loss	$(118,691,352)

Net decrease in net assets from operations	$(95,967,738)

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$22,723,614	$62,253,055
Net realized loss from investment and foreign currency transactions	(235,681,366)	(347,316,897)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	116,990,014	(569,489,035)

Net decrease in net assets from operations	$(95,967,738)	$(854,552,877)

Capital transactions —
Contributions	$180,193,898	$1,056,925,762
Withdrawals	(224,986,912)	(589,680,506)

Net increase (decrease) in net assets from capital transactions	$(44,793,014)	$467,245,256

Net decrease in net assets	$(140,760,752)	$(387,307,621)

Net Assets

At beginning of period	$1,461,999,511	$1,849,307,132

At end of period	$1,321,238,759	$1,461,999,511

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D
Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.66%	0.67%	0.68%†	0.70%†	0.72%†
Net investment income	3.55	%(2)	3.37%	2.59%	2.87%	2.72%	3.16%
Portfolio Turnover	81	%(3)	148%	60%	76%	54%	59%

Total Return	(6.10	)%(3)	(37.31)%	23.32%	28.97%	20.68%	25.57%

Net assets, end of period (000’s omitted)	$1,321,239		$1,462,000	$1,849,307	$1,377,139	$894,613	$625,639

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2009, Eaton Vance Dividend Builder Fund (the Fund) held a 99.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Dividend Builder Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended June 30, 2009, the Portfolio’s investment adviser fee totaled $4,087,049 of which $77,208 was allocated from Cash Management and $4,009,841 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2009,

Dividend Builder Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.64% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,027,339,798 and $1,038,147,030, respectively, for the six months ended June 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,548,994,675

Gross unrealized appreciation	$126,350,545
Gross unrealized depreciation	(34,394,820)

Net unrealized appreciation	$91,955,725

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $162,482 for the six months ended June 30, 2009. At June 30, 2009, the value of the securities loaned and the value of the collateral received amounted to $320,236,378 and $330,245,763, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

Dividend Builder Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices
	in Active	Significant		Significant
	Markets for	Unobser-		Other
	Identical	vable		Observable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$67,015,250	$8,881,391		$—	$75,896,641
Consumer Staples	41,597,000	22,655,063		—	64,252,063
Energy	143,573,640	24,654,976		—	168,228,616
Financials	175,742,493	7,570,741		—	183,313,234
Health Care	119,803,450	17,726,827		—	137,530,277
Industrials	32,283,850	—		—	32,283,850
Information Technology	200,339,550	9,851,426		—	210,190,976
Materials	55,881,200	—		—	55,881,200
Telecommunication Services	134,180,820	46,448,219		—	180,629,039
Utilities	131,610,708	64,847,266		—	196,457,974

Total Common Stocks	$1,102,027,961	$202,635,909	*	$—	$1,304,663,870

Short-Term Investments	$336,286,530	$—		$—	$336,286,530

Total Investments	$1,438,314,491	$202,635,909		$—	$1,640,950,400

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

9   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 17, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES

Eaton Vance Dividend Builder Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

J. Scott Craig
Vice President

Gregory R. Greene
Vice President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES CONT’D

Dividend Builder Portfolio

Officers
Duncan W. Richardson
President

Charles B. Gaffney
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Dividend Builder Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Builder Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

159-8/09	UTSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dividend Builder Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:   August 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:     August 13, 2009

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:     August 13, 2009